Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Schedule of Reconciliation of Class a Common Stock Reflected on the Balance Sheet [Abstract]
Gross Proceeds			$ 287,500,000
Less:
Proceeds allocated to Public Warrants			(10,350,000)
Class A ordinary shares issuance costs			(15,806,778)
Plus:
Accretion of carrying value to redemption value			26,156,778
Class A ordinary shares subject to possible redemption		$ 291,425,100	$ 287,500,000	$ 21,071,880
Increase in Class A ordinary shares subject to possible redemption	$ 271,939,156	$ 3,925,100